Segment Information - Summary of Reconciliation of Segment Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 126,034	$ 125,980	$ 131,620
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									118,191	119,696	122,830
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									9,019	5,663	3,738
Operating results from divested businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									368	2,115	6,224
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ (1,544)	$ (1,494)	$ (1,172)